Related Party Transactions and Balances - Additional Information - Unsecured Revolving Credit Facility (Details) - Revolving credit facility - USD ($)	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Revolving credit facilities borrowing capacity	$ 125,000,000.0	$ 523,100,000	$ 629,700,000
Teekay Corporation
Related Party Transaction [Line Items]
Revolving credit facilities borrowing capacity	25,000,000.0
Brookfield
Related Party Transaction [Line Items]
Revolving credit facilities borrowing capacity	$ 100,000,000.0
LIBOR | March 2019 Revolver
Related Party Transaction [Line Items]
Range of credit facility margin (as a percent)	5.00%
LIBOR | After March 2019 Revolver
Related Party Transaction [Line Items]
Range of credit facility margin (as a percent)	7.00%
Guaranteed by partnership and subsidiaries
Related Party Transaction [Line Items]
Minimum liquidity (greater of)		$ 75,000,000.0
Minimum | Guaranteed by partnership and subsidiaries
Related Party Transaction [Line Items]
Minimum liquidity (percent) (greater of)		5.00%